Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables Past Due and Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	$ 799,865	$ 633,058
Initial balance adjustment for IFRS 9		10,286
Increases (decreases) for the year	159,250	114,671	$ 124,120
Amounts written off	(168,889)	(47,959)
Foreign currency translation differences	(22,009)	(106,837)
Acquisition made through business combination		196,646
Balance at end of period	$ 768,217	$ 799,865	$ 633,058